Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Provision [Abstract]
Schedule of deferred tax assets

	December 31, 2015	December 31, 2014
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$1,910,000	$729,000
Less valuation allowance	(1,910,000)	(729,000)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of effective income tax rate reconciliation

	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014

Federal statutory income tax rate	34.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)%	(34.0)%

Effective income tax rate	0.0%	0.0%